Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 69,675	$ 79,066
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	67,926	76,765
Gross unrealized gains	349	866
Gross unrealized (losses)	(953)	(167)
Financial assets at fair value through other comprehensive income	67,322	77,464
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	51,304	57,397
Gross unrealized gains	192	415
Gross unrealized (losses)	(614)	(32)
Financial assets at fair value through other comprehensive income	50,882	57,780
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	16,420	12,428
Gross unrealized gains	69	98
Gross unrealized (losses)	(121)	(7)
Financial assets at fair value through other comprehensive income	16,368	12,519
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	20,279	17,935
Gross unrealized gains	99	218
Gross unrealized (losses)	(138)	(10)
Financial assets at fair value through other comprehensive income	20,240	18,143
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	11,855	19,232
Gross unrealized gains	22	83
Gross unrealized (losses)	(318)	(15)
Financial assets at fair value through other comprehensive income	11,559	19,300
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,715	6,551
Gross unrealized gains	1	13
Gross unrealized (losses)	(34)
Financial assets at fair value through other comprehensive income	1,682	6,564
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,035	1,251
Gross unrealized gains	1	3
Gross unrealized (losses)	(3)
Financial assets at fair value through other comprehensive income	1,033	1,254
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	13,331	15,011
Gross unrealized gains	23	98
Gross unrealized (losses)	(233)	(24)
Financial assets at fair value through other comprehensive income	13,121	15,085
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,511	6,957
Gross unrealized gains		30
Gross unrealized (losses)	(71)	(6)
Financial assets at fair value through other comprehensive income	4,440	6,981
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,820	8,054
Gross unrealized gains	23	68
Gross unrealized (losses)	(162)	(18)
Financial assets at fair value through other comprehensive income	8,681	8,104
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	64,635	72,408
Gross unrealized gains	215	513
Gross unrealized (losses)	(847)	(56)
Financial assets at fair value through other comprehensive income	64,003	72,865
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,291	4,357
Gross unrealized gains	134	353
Gross unrealized (losses)	(106)	(111)
Financial assets at fair value through other comprehensive income	3,319	4,599
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	2,191	3,887
Gross unrealized gains	63	310
Gross unrealized (losses)	(33)	(80)
Financial assets at fair value through other comprehensive income	2,221	4,117
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,100	470
Gross unrealized gains	71	43
Gross unrealized (losses)	(73)	(31)
Financial assets at fair value through other comprehensive income	$ 1,098	$ 482